PRINCIPAL ACTIVITIES AND ORGANIZATION - Divestitures (Details) $ / shares in Units, ¥ in Thousands				1 Months Ended							12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 28, 2023 CNY (¥)	Jun. 28, 2023 USD ($)	Jul. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jun. 28, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 04, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jul. 12, 2021 CNY (¥)	Jun. 21, 2021 CNY (¥)	Mar. 24, 2020 CNY (¥)	Mar. 24, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from continuing operations, attributable to UXIN LIMITED											¥ 137,169	$ 19,974,000	¥ 143,223	¥ 716,975
Accumulated deficit											(16,900,000)		(16,053,272)					$ (2,467,538,000)
Current liabilities exceeded current assets | ¥											322,200
Cash balance											92,700		128,021					13,500,000
Operating cash outflow											(251,100)	(36,568,000)	(844,962)	¥ (1,122,308)
Long-term Debt | ¥																			¥ 233,000
Aggregate purchase amount of convertible preferred shares										$ 165,000,000.0	758,252		239,452
Renewal of working capital facility											50,000							7,300,000
Settlement of long-term debt											51,900	$ 7,555,000	58,956
Consideration payable to Webank											58,559		¥ 107,642					8,527,000
Long-term debt | ¥																			¥ 233,000
Inventory-Pledged Financing Agreements
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Finance amount											¥ 250,000							36,400,000
Supplemental Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration payable to Webank | ¥																					¥ 73,700	¥ 48,000
Salvage car related business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | ¥																				¥ 9,700
2B online used car auction business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration																							¥ 740,300	$ 105,000,000
Nio Capital
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration receivable																		$ 81,600,000
Number of senior convertible preferred shares issued | shares									714,285,714
Aggregate purchase amount of convertible preferred shares						$ 8,400,000	$ 9,900,000	$ 71,400	$ 100,000,000.0
NIO Capital and Joy Capital
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase amount of convertible preferred shares										$ 315,000,000.0
Subsequent Event | Supplemental Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Face value of debt		¥ 30,000													$ 4,400,000
Frequency of periodic payments		6 monthly	6 monthly
Periodic payment		¥ 5,000	$ 700,000
Settlement of long-term debt | ¥				¥ 5,000	¥ 5,000
Subsequent Event | Nio Capital
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term Debt																$ 61,600,000	$ 61,600,000
Cash received from shareholders																1,600,000
Consideration receivable from shareholders																18,400,000
Long-term debt																$ 61,600,000	$ 61,600,000
Subsequent Event | NIO Capital and Joy Capital
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of senior convertible preferred shares issued | shares	261,810,806
Conversion price | $ / shares	$ 0.0457
Subsequent Event | NIO Capital and Joy Capital | ADS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Conversion price | $ / shares	1.37
Subsequent Event | Alpha and Joy Capital
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Conversion price | $ / shares	$ 0.3433
Aggregate purchase amount of convertible preferred shares	$ 21,964,754
Subsequent Event | Alpha and Joy Capital | ADS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Conversion price | $ / shares	$ 10.3